Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 37,200,513	$ 21,519,072	$ 9,702,145
Revenue from internet media services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	33,957,640	18,977,645	2,082,817
Revenue from business planning and consulting services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	1,739,297	977,450	3,736,926
Revenue from event planning and execution services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	1,503,576	1,563,977	2,950,094
Revenue from software customization and marketing services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue			932,308
Revenue recognized over time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	33,957,640	18,977,645	3,015,125
Revenue recognized in time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 3,242,873	$ 2,541,427	$ 6,687,020